UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03581
Columbia Fixed Income Securities Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia Fixed Income Securities Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 40.2%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 19.5%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15–10/15/26	23,795,000	23,240,696
	4.500% 03/15/18–08/15/28	19,616,000	19,667,241
	6.000% 06/15/31	3,926,820	4,000,523
	6.500% 10/15/23–11/15/30	1,896,560	1,956,623
Federal National Mortgage Association
	4.500% 11/25/14	2,050,000	2,064,237
	6.500% 07/25/30	121,682	121,431
Government National Mortgage Association	4.500% 04/16/28	2,090,000	2,104,117
	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		53,154,868
MORTGAGE-BACKED SECURITIES – 20.7%
Federal Home Loan Mortgage Corp.
	3.500% 10/01/18–10/01/18	4,665,166	4,396,102
	5.000% 05/01/34	2,447,993	2,446,979
	5.500% 12/01/17–09/01/34	8,874,079	9,062,548
	6.000% 05/01/17–07/01/17	3,698,201	3,834,035
	6.500% 08/01/32	194,882	202,560
Federal National Mortgage Association
	5.000% 06/01/18–05/01/20	11,570,578	11,712,962
	5.948% 06/01/32(a)	57,019	57,370
	6.000% 03/01/09–05/01/35	999,332	1,021,174
	6.089% 07/01/32(a)	902,712	906,669
	6.500% 07/01/32	78,171	81,329
	TBA
	5.000% 06/16/20–06/14/35(b)	21,420,000	21,623,024
Government National Mortgage Association	6.000% 05/15/33	938,559	970,356
	MORTGAGE-BACKED SECURITIES TOTAL		56,315,108
	Total Mortgage-Backed Securities (cost of $108,645,603)		109,469,976
Corporate Fixed-Income Bonds & Notes – 35.5%
BASIC MATERIALS – 0.9%
Chemicals – 0.1%
Airgas, Inc.	9.125% 10/01/11	140,000	151,900
EquiStar Chemicals LP
	10.125% 09/01/08	25,000	27,188
	10.625% 05/01/11	100,000	110,750
Nalco Co.	7.750% 11/15/11	75,000	78,375
		Chemicals Total	368,213

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – 0.3%
Boise Cascade LLC	7.125% 10/15/14(c)	200,000	189,500
International Paper Co.	4.250% 01/15/09	510,000	503,100
		Forest Products & Paper Total	692,600
Iron/Steel – 0.1%
Russel Metals, Inc.	6.375% 03/01/14	135,000	128,925
		Iron/Steel Total	128,925
Metals & Mining – 0.4%
Alcan, Inc.	4.500% 05/15/13	1,200,000	1,171,944
		Metals & Mining Total	1,171,944
		BASIC MATERIALS TOTAL	2,361,682
COMMUNICATIONS – 4.7%
Media – 1.8%
Comcast Corp.	7.050% 03/15/33	870,000	1,038,649
Dex Media West LLC	5.875% 11/15/11	170,000	167,875
DirecTV Holdings LLC	8.375% 03/15/13	159,000	176,093
EchoStar DBS Corp.
	5.750% 10/01/08	320,000	316,800
	6.625% 10/01/14(c)	105,000	104,475
Emmis Operating Co.	6.875% 05/15/12	75,000	73,781
Lamar Media Corp.	7.250% 01/01/13	225,000	236,813
LIN Television Corp.	6.500% 05/15/13	200,000	192,000
R.H. Donnelley Finance Corp.
	10.875% 12/15/12	75,000	86,719
	10.875% 12/15/12(c)	160,000	185,000
Rogers Cable, Inc.	7.875% 05/01/12	255,000	272,850
Tele-Communications-TCI Group	7.250% 08/01/05	500,000	502,945
Time Warner, Inc.	6.625% 05/15/29	1,310,000	1,458,554
Warner Music Group	7.375% 04/15/14	110,000	109,450
		Media Total	4,922,004
Telecommunication Services – 2.9%
Cingular Wireless Services, Inc.	8.750% 03/01/31	1,200,000	1,662,516
Deutsche Telekom International Finance BV	8.500% 06/15/10	1,390,000	1,606,798
Nextel Communications, Inc.
	6.875% 10/31/13	40,000	42,700
	7.375% 08/01/15	350,000	378,875
Rogers Wireless, Inc.
	7.500% 03/15/15	30,000	32,100
	8.000% 12/15/12	140,000	149,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Sprint Capital Corp.	6.875% 11/15/28	950,000	1,079,029
Verizon Global Funding Corp.	7.750% 12/01/30	1,700,000	2,171,767
Vodafone Group PLC	7.750% 02/15/10	700,000	798,217
	Telecommunication Services Total		7,921,802
		COMMUNICATIONS TOTAL	12,843,806
CONSUMER CYCLICAL – 2.1%
Auto Manufacturers – 0.2%
DaimlerChrysler NA Holding Corp.	8.500% 01/18/31	500,000	619,005
		Auto Manufacturers Total	619,005
Entertainment – 0.1%
Cinemark USA, Inc.	9.000% 02/01/13	185,000	196,100
		Entertainment Total	196,100
Home Builders – 0.2%
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	40,000	39,000
	6.375% 12/15/14	50,000	48,750
	6.500% 01/15/14	30,000	29,925
KB Home	8.625% 12/15/08	125,000	135,000
Toll Corp.	8.250% 12/01/11	150,000	159,750
		Home Builders Total	412,425
Leisure Time – 0.3%
K2, Inc.	7.375% 07/01/14	125,000	129,375
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	80,000	83,400
	6.875% 12/01/13	100,000	105,250
	8.750% 02/02/11	155,000	176,700
Speedway Motorsports, Inc.	6.750% 06/01/13	190,000	194,750
		Leisure Time Total	689,475
Lodging – 0.5%
Caesars Entertainment, Inc.
	7.875% 03/15/10	90,000	99,450
	8.875% 09/15/08	25,000	27,563
	9.375% 02/15/07	70,000	75,075
ITT Corp.	6.750% 11/15/05	70,000	70,700
Kerzner International Ltd.	8.875% 08/15/11	150,000	160,500
MGM Mirage
	6.000% 10/01/09	265,000	265,000
	8.500% 09/15/10	35,000	38,762
Starwood Hotels & Resorts Worldwide, Inc.	7.875% 05/01/12	105,000	117,075
Station Casinos, Inc.	6.875% 03/01/16	375,000	384,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Wynn Las Vegas LLC	6.625% 12/01/14(c)	145,000	139,200
		Lodging Total	1,377,700
Retail – 0.8%
AutoNation, Inc.	9.000% 08/01/08	200,000	216,500
Couche-Tard	7.500% 12/15/13	170,000	177,225
Domino’s, Inc.	8.250% 07/01/11	50,000	52,750
Group 1 Automotive, Inc.	8.250% 08/15/13	80,000	80,000
Lowe’s Companies, Inc.	6.500% 03/15/29	1,510,000	1,769,796
Suburban Propane Partners LP	6.875% 12/15/13	100,000	94,000
		Retail Total	2,390,271
	CONSUMER CYCLICAL TOTAL		5,684,976
CONSUMER NON-CYCLICAL – 4.3%
Beverages – 1.3%
Anheuser-Busch Companies, Inc.	5.750% 04/01/10	530,000	562,447
Constellation Brands, Inc.	8.000% 02/15/08	350,000	371,875
Cott Beverages, Inc.	8.000% 12/15/11	345,000	365,700
Pepsi Bottling Holdings, Inc.	5.625% 02/17/09(c)	2,050,000	2,152,049
		Beverages Total	3,452,071
Commercial Services – 0.2%
Corrections Corp. of America
	6.250% 03/15/13(c)	65,000	62,888
	7.500% 05/01/11	210,000	217,350
Iron Mountain, Inc.	8.625% 04/01/13	255,000	260,737
United Rentals, Inc.	7.750% 11/15/13	125,000	123,750
		Commercial Services Total	664,725
Food – 1.3%
General Mills, Inc.	2.625% 10/24/06	915,000	898,758
Kroger Co.	7.650% 04/15/07	1,450,000	1,531,403
Safeway, Inc.	4.950% 08/16/10	1,145,000	1,148,584
		Food Total	3,578,745
Healthcare Services – 1.3%
Extendicare Health Services, Inc.
	6.875% 05/01/14	65,000	62,400
	9.500% 07/01/10	15,000	16,162
Fisher Scientific International, Inc.	6.750% 08/15/14	115,000	119,025
HCA, Inc.	6.950% 05/01/12	235,000	249,401
Triad Hospitals, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
	7.000% 05/15/12	250,000	259,375
	7.000% 11/15/13	15,000	15,188
UnitedHealth Group, Inc.	3.375% 08/15/07	1,000,000	985,070
WellPoint, Inc.	6.800% 08/01/12	1,550,000	1,756,150
		Healthcare Services Total	3,462,771
Household Products/Wares – 0.1%
Scotts Co.	6.625% 11/15/13	175,000	179,375
	Household Products/Wares Total		179,375
Pharmaceuticals – 0.1%
AmerisourceBergen Corp.	8.125% 09/01/08	115,000	124,487
Omnicare, Inc.	8.125% 03/15/11	175,000	184,625
		Pharmaceuticals Total	309,112
	CONSUMER NON-CYCLICAL TOTAL		11,646,799
ENERGY – 3.2%
Coal – 0.2%
Arch Western Finance LLC	6.750% 07/01/13	210,000	214,200
Peabody Energy Corp.	6.875% 03/15/13	340,000	357,000
		Coal Total	571,200
Oil & Gas – 2.1%
Chesapeake Energy Corp.
	6.375% 06/15/15(c)	65,000	65,325
	7.500% 09/15/13	320,000	342,400
Devon Energy Corp.	7.950% 04/15/32	1,150,000	1,484,983
Marathon Oil Corp.	6.800% 03/15/32	1,000,000	1,119,260
Newfield Exploration Co.	6.625% 09/01/14	240,000	244,800
Occidental Petroleum Corp.	4.250% 03/15/10	1,825,000	1,814,013
Plains Exploration & Production Co.	7.125% 06/15/14	170,000	180,200
Pride International, Inc.	7.375% 07/15/14	205,000	221,913
Vintage Petroleum, Inc.
	7.875% 05/15/11	150,000	157,500
	8.250% 05/01/12	25,000	27,063
		Oil & Gas Total	5,657,457
Oil & Gas Services – 0.3%
Grant Prideco, Inc.
	9.000% 12/15/09	360,000	396,900
	9.625% 12/01/07	40,000	44,800
Hornbeck Offshore Services, Inc.	6.125% 12/01/14	100,000	98,500
Universal Compression, Inc.	7.250% 05/15/10	190,000	193,325
		Oil & Gas Services Total	733,525

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – 0.6%
Kinder Morgan Energy Partners LP	7.300% 08/15/33	1,200,000	1,448,880
MarkWest Energy Partners LP	6.875% 11/01/14(c)	90,000	86,400
Williams Companies, Inc.
	7.125% 09/01/11	30,000	32,250
	8.125% 03/15/12	195,000	220,837
		Pipelines Total	1,788,367
		ENERGY TOTAL	8,750,549
FINANCIALS – 12.4%
Banks – 2.6%
Marshall & Ilsley Corp.	4.375% 08/01/09	1,330,000	1,337,741
US Bank N.A.	6.375% 08/01/11	1,150,000	1,272,429
Wachovia Corp.	4.875% 02/15/14	2,145,000	2,187,106
Wells Fargo & Co.	3.000% 03/10/08(a)	2,400,000	2,383,872
		Banks Total	7,181,148
Diversified Financial Services – 7.6%
American General Finance Corp.	5.375% 09/01/09	850,000	874,429
Capital One Bank	4.875% 05/15/08	725,000	732,823
CIT Group, Inc.	4.125% 02/21/06	1,060,000	1,062,841
Citigroup, Inc.	5.000% 09/15/14	2,655,000	2,718,640
Countrywide Home Loans, Inc.	2.875% 02/15/07	1,000,000	978,490
Ford Motor Credit Co.	7.375% 10/28/09	1,905,000	1,847,698
General Motors Acceptance Corp.	7.750% 01/19/10	650,000	611,078
Goldman Sachs Group, Inc.	6.345% 02/15/34	1,550,000	1,679,394
Household Finance Corp.	6.400% 06/17/08	1,850,000	1,957,392
JPMorgan Chase Capital XV	5.875% 03/15/35	2,525,000	2,588,832
Lehman Brothers Holdings, Inc.	4.000% 01/22/08	1,000,000	996,260
Merrill Lynch & Co., Inc.	4.125% 01/15/09	1,885,000	1,877,121
Morgan Stanley	4.750% 04/01/14	730,000	721,780
SLM Corp.	5.125% 08/27/12	2,000,000	2,068,860
	Diversified Financial Services Total		20,715,638
Insurance – 1.5%
Allstate Financial Global Funding II	2.625% 10/22/06(c)	2,500,000	2,452,500
Genworth Financial, Inc.	4.750% 06/15/09	1,500,000	1,527,525
		Insurance Total	3,980,025
Real Estate Investment Trusts – 0.7%
Health Care Property Investors, Inc.	6.450% 06/25/12	1,410,000	1,517,498
iStar Financial, Inc.
	5.125% 04/01/11	175,000	174,512

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
	7.000% 03/15/08	150,000	158,091
	Real Estate Investment Trusts Total		1,850,101
		FINANCIALS TOTAL	33,726,912
INDUSTRIALS – 5.0%
Aerospace & Defense – 1.3%
L-3 Communications Corp.
	6.125% 07/15/13	5,000	4,987
	7.625% 06/15/12	330,000	351,450
Lockheed Martin Corp.	8.500% 12/01/29	675,000	964,933
TransDigm, Inc.	8.375% 07/15/11	175,000	182,000
United Technologies Corp.	7.125% 11/15/10	1,900,000	2,157,735
		Aerospace & Defense Total	3,661,105
Environmental Control – 0.7%
Allied Waste North America, Inc.	6.375% 04/15/11	180,000	172,350
Synagro Technologies, Inc.	9.500% 04/01/09	100,000	109,250
Waste Management, Inc.	7.375% 08/01/10	1,330,000	1,486,116
		Environmental Control Total	1,767,716
Hand/Machine Tools – 0.1%
Kennametal, Inc.	7.200% 06/15/12	165,000	183,635
		Hand/Machine Tools Total	183,635
Machinery-Diversified – 0.1%
Manitowoc Co., Inc.	7.125% 11/01/13	10,000	10,300
Westinghouse Air Brake Technologies Corp.	6.875% 07/31/13	200,000	202,500
		Machinery-Diversified Total	212,800
Miscellaneous Manufacturing – 1.1%
General Electric Co.	5.000% 02/01/13	2,875,000	2,960,014
	Miscellaneous Manufacturing Total		2,960,014
Packaging & Containers – 0.4%
Ball Corp.	7.750% 08/01/06	375,000	388,125
Owens-Brockway Glass Container	6.750% 12/01/14	25,000	25,250
Owens-Illinois, Inc.	7.500% 05/15/10	185,000	195,175
Silgan Holdings, Inc.	6.750% 11/15/13	285,000	285,000
Smurfit-Stone Container Corp.	9.750% 02/01/11	140,000	148,400
Stone Container Finance	7.375% 07/15/14	95,000	88,350
		Packaging & Containers Total	1,130,300
Transportation – 1.3%
Canadian National Railway Co.	7.195% 01/02/16	1,906,913	2,288,257
Offshore Logistics, Inc.	6.125% 06/15/13	205,000	194,750
Teekay Shipping Corp.	8.875% 07/15/11	305,000	346,937

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Union Pacific Corp.	3.875% 02/15/09	790,000	778,332
		Transportation Total	3,608,276
		INDUSTRIALS TOTAL	13,523,846
TECHNOLOGY – 0.4%
Computers – 0.3%
International Business Machines Corp.	5.875% 11/29/32	1,000,000	1,093,950
		Computers Total	1,093,950
Semiconductors – 0.1%
Freescale Semiconductor, Inc.	6.875% 07/15/11	175,000	183,750
		Semiconductors Total	183,750
		TECHNOLOGY TOTAL	1,277,700
UTILITIES – 2.5%
Electric Utilities – 2.2%
AES Corp.	7.750% 03/01/14	110,000	116,600
CenterPoint Energy Houston Electric LLC	5.750% 01/15/14	1,400,000	1,497,188
Exelon Generation Co. LLC	6.950% 06/15/11	1,300,000	1,450,670
Nevada Power Co.
	5.875% 01/15/15(c)	50,000	48,500
	6.500% 04/15/12	40,000	40,500
NorthWestern Corp.	5.875% 11/01/14(c)	10,000	10,000
Scottish Power PLC	4.910% 03/15/10	1,300,000	1,312,623
Virginia Electric and Power Co.	5.375% 02/01/07	1,480,000	1,509,260
		Electric Utilities Total	5,985,341
Gas – 0.3%
Sempra Energy	4.750% 05/15/09	750,000	755,092
		Gas Total	755,092
		UTILITIES TOTAL	6,740,433
	Total Corporate Fixed-Income Bonds & Notes (cost of $93,570,083)		96,556,703
Government Agencies & Obligations – 9.2%
FOREIGN GOVERNMENT BONDS – 2.1%
Province of Quebec	7.000% 01/30/07	1,490,000	1,567,376
Republic of Italy	2.500% 03/31/06	2,750,000	2,726,020
United Mexican States	7.500% 04/08/33	1,250,000	1,430,000
	FOREIGN GOVERNMENT BONDS TOTAL		5,723,396

		Par ($)	Value ($)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 7.1%
Federal Home Loan Bank
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
	2.250% 09/13/05	3,060,000	3,050,327
	3.000% 05/15/06	350,000	347,883
U.S. Treasury Bond	6.250% 08/15/23	3,175,000	3,911,699
U.S. Treasury Inflation Index Note	3.625% 01/15/08	7,882,958	8,405,511
U.S. Treasury Note
	3.500% 11/15/06	610,000	609,881
	4.250% 11/15/13	3,000,000	3,062,931
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		19,388,232
	Total Government Agencies & Obligations (cost of $24,876,494)		25,111,628
Collateralized Mortgage Obligations – 6.9%
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.7%
Bear Stearns Asset Backed Securities, Inc.	5.000% 01/25/34	4,424,631	4,411,977
Countrywide Alternative Loan Trust	3.490% 03/25/34(a)	3,406,854	3,401,966
Countrywide Home Loans Mortgage Pass Through Trust	4.603% 12/19/33(a)	3,782,415	3,695,835
Structured Asset Securities Corp.	5.500% 07/25/33	3,805,128	3,872,622
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		15,382,400
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Nationslink Funding Corp.	6.888% 11/10/30	3,120,000	3,292,162
	COMMERCIAL MORTGAGE-BACKED SECURITIES TOTAL		3,292,162
	Total Collateralized Mortgage Obligations (cost of $18,736,162)		18,674,562
Asset-Backed Securities – 4.0%
Cityscape Home Equity Loan Trust	7.940% 10/25/18	415,527	415,165
ContiMortgage Home Equity Trust	7.680% 12/25/29	1,173,420	1,184,157
Federal National Mortgage Association Whole Loan
	7.800% 06/25/26	429,056	460,705
	8.500% 05/01/23	2,082,200	2,082,200
IMC Home Equity Loan Trust
	7.310% 11/20/28	3,611,005	3,612,919
	7.500% 04/25/26	973,102	989,157
	7.520% 08/20/28	1,459,258	1,458,850
New Century Home Equity Loan Trust	7.320% 07/25/29	189,977	195,152

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Salomon Brothers Mortgage Securities VII	7.150% 06/25/28	404,701	402,253
	Total Asset-Backed Securities (cost of $10,765,566)		10,800,558
Short-Term Obligation – 11.5%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 1.4%
Federal National Mortgage Association	1.000% 09/14/05(d)	4,000,000	3,963,367
REPURCHASE AGREEMENTS – 10.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Bond maturing 11/15/12, market value of $27,981,375 (repurchase proceeds $27,431,210)	27,429,000	27,429,000

	Total Short-Term Obligation (cost of $31,392,367)		31,392,367

	Total Investments – 107.3% (cost of $287,986,275)(e)		292,005,794

	Other Assets & Liabilities, Net – (7.3)%		(19,942,294)

	Net Assets – 100.0%		272,063,500

Notes to Investment Portfolio:
*

Security Valuation:
Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflect the rate at May 31, 2005.

(b)	Security purchased on a delayed delivery basis.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $5,495,837, which represents 2.0% of net assets.

(d)	The rate shown represents the annualized yield at the date of purchase.

(e)	Cost for federal income tax purposes is $288,774,516.

(f)	Unrealized appreciation and depreciation at May 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,180,804	$(1,949,526)	$3,231,278

Acronym	Name

TBA	To Be Announced

Item 2. Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Fixed Income Securities Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005